S000009914 [Member] Expense Example - AMG GW&K Core Bond ESG Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	846
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	750
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	$ 1,224